Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Andy Heyward (1)
Year	Summary Compensation Table Total (2)	Compensation Actually Paid	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Cumulative TSR (5)	Net Loss (in 000s) (6)
2024	1,075,384	698,509	423,220	409,937	6	(20,941)
2023	1,492,368	(1,861,069)	359,086	247,838	13	(77,103)
2022	1,450,384	(5,369,928)	494,981	173,217	44	(45,595)

Named Executive Officers, Footnote [Text Block]

(1)	Mr. Heyward served as our Chief Executive Officer and Chairman during each of the three years presented in the table.

(2)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) in each applicable year.

(3)	The dollar amounts reported in this column represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the SCT in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in 2024 were Brian Parisi and Michael A. Jaffa; in 2023 were Brian Parisi, Michael A. Jaffa, and Michael Hirsh; and in 2022 were Michael A. Jaffa and Michael Hirsh.

(4)	The dollar amounts reported in this column represent the average amount of CAP to Non-PEO NEOs as a group, as computed in accordance with SEC rules described below.

(5)	The cumulative total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 in the Company’s common stock at December 31, 2021. The Company did not issue dividends during any of the covered periods.

(6)	The dollar amounts reported in this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote [Text Block]

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

The following tables below detail these adjustments to compensation as reported in the Summary Compensation Table:

Andy Heyward
Reported Summary Compensation Table Total for 2024	$1,075,384
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	–
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(376,875)
Compensation Actually Paid for 2024	$698,509

Reported Summary Compensation Table Total for 2023	$1,492,368
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(3,056,250)
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(297,188)
Compensation Actually Paid for 2023	$(1,861,069)

Reported Summary Compensation Table Total for 2022	$1,450,384
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(6,032,813)
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(787,500)
Compensation Actually Paid for 2022	$(5,369,928)

Non-PEO NEO Average Total Compensation Amount	[1]	$ 423,220	$ 359,086	$ 494,981
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 409,937	247,838	173,217
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs
Average Reported Summary Compensation Table Total for 2024	$423,220
Deduct: Average Fair Value of Equity Awards Under the "Stock Awards" and "Option Awards" Column in SCT	–
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(8,680)
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(4,603)
Average Compensation Actually Paid for 2024	$409,937

Average Reported Summary Compensation Table Total for 2023	$359,086
Deduct: Average Fair Value of Equity Awards Under the "Stock Awards" and "Option Awards" Column in SCT	(16,683)
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	16,217
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	–
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(110,781)
Average Compensation Actually Paid for 2023	$247,838

Average Reported Summary Compensation Table Total for 2022	$494,981
Deduct: Average Fair Value of Equity Awards Under the "Stock Awards" and "Option Awards" Column in SCT	(235,494)
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	143,403
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(138,690)
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(90,983)
Average Compensation Actually Paid for 2022	$173,217

Compensation Actually Paid and Cumulative Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our cumulative total shareholder return for the fiscal years ended December 31, 2024, 2023, and 2022. Total shareholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2021.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2024, 2023, and 2022.

Total Shareholder Return Amount	[3]	$ 6	13	44
Net Income (Loss) Attributable to Parent	[4]	$ (20,941)	$ (77,103)	$ (45,595)
PEO Name		Heyward	Heyward	Heyward
Average Fair Value Of Equity Awards Under The Stock Awards And Option Awards Column In S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (16,683)	$ (235,494)
Average Year End Fair Value Of Equity Awards Granted During The Year That Are Outstanding And Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	16,217	143,403
Average Change In Year Over Year End Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,680)	0	(138,690)
Average Change In Prior Year End Fair Value And Vesting Date Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,603)	(110,781)	(90,983)
Andy Heyward [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5],[6]	1,075,384	1,492,368	1,450,384
PEO Actually Paid Compensation Amount	[5]	698,509	(1,861,069)	(5,369,928)
Andy Heyward [Member] | Fair Value Of Equity Awards Under The Stock Awards And Option Awards Column In S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Andy Heyward [Member] | Year End Fair Value Of Equity Awards Granted During The Year That Are Outstanding And Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Andy Heyward [Member] | Change In Year Over Year End Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(3,056,250)	(6,032,813)
Andy Heyward [Member] | Change In Prior Year End Fair Value And Vesting Date Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (376,875)	$ (297,188)	$ (787,500)

[1]	The dollar amounts reported in this column represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the SCT in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in 2024 were Brian Parisi and Michael A. Jaffa; in 2023 were Brian Parisi, Michael A. Jaffa, and Michael Hirsh; and in 2022 were Michael A. Jaffa and Michael Hirsh.
[2]	The dollar amounts reported in this column represent the average amount of CAP to Non-PEO NEOs as a group, as computed in accordance with SEC rules described below.
[3]	The cumulative total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 in the Company’s common stock at December 31, 2021. The Company did not issue dividends during any of the covered periods.
[4]	The dollar amounts reported in this column are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.
[5]	Mr. Heyward served as our Chief Executive Officer and Chairman during each of the three years presented in the table.
[6]	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) in each applicable year.